COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($)	Mar. 31, 2021	Feb. 23, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
Total original loan commitments	$ 130,684,459		$ 107,292,176
Less: drawn commitments	(97,214,795)		(87,467,057)
Total undrawn commitments	$ 33,469,664		19,825,119
Non-binding Term Sheets [Abstract]
Executed non-binding term sheets amount			38,500,000
Syndication Amount Included in Non-binding Term Sheets			$ 22,000,000
Subsequent Event [Member]
Non-binding Term Sheets [Abstract]
Executed non-binding term sheets amount		$ 49,500,000
Term sheet amount of credit facility syndicated to affiliate of borrower		$ 46,200,000